Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant And Equipment	Property, plant and equipment consisted of the following as of March 31, 2023 and 2022:
	As of March 31,	As of March 31,
	2023	2022
Buildings	$14,111,170	$15,345,997
Machinery	1,585,671	1,918,918
Furniture, fixture and electronic equipment	74,719	179,667
Vehicles	20,636	176,606
Total property plant and equipment, at cost	15,792,196	17,621,188
Less: accumulated depreciation	(7,321,924)	(6,374,373)
Property, plant and equipment, net	$8,470,272	$11,246,815